UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434)846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Christopher Menconi, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date	of fiscal year end: May 31
Date	of reporting period: May 31, 2006

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

ANNUAL REPORT DATED MAY 31, 2006

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	5-6
Growth Fund	8-9
Income Fund	11
Multiple Index Fund	13
Value Fund	15-16

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	19-20

Financial Highlights
Capital Income Fund	21-23
Growth Fund	24-25
Income Fund	26-27
Multiple Index Fund	28-29
Value Fund	30-31

Notes to Financial Statements	32-38

Report of Independent Auditors	39

Expense Examples	46

Other Information	48

Dear Fellow Shareholders:

Both domestic and international stock markets increased significantly during the fiscal year ended May 31, 2006. Most major market indices enjoyed strong returns during the period, with the exception of fixed income markets, which were slightly down. Although past performance does not necessarily predict future returns, during the fiscal year, our funds achieved favorable results relative to their major market benchmarks as listed below. More importantly, the API Funds have gained acceptance through an ever increasing number of prominent financial advisors. Also significant, total fund operating expenses decreased by an average of 6% for our shareholders. We thank you for your continued investment and confidence in API Trust.

Advisor Class Shares	Investment Category	Fiscal Year Ended May 31, 2006
Capital Income Fund	Total Market (Growth & Income)	9.78%
Growth Fund	Total Market (Growth)	15.11%
Income Fund	Total Market (Income)	(0.24)%
Multiple Index Fund	Total Market (Core)	18.83%
Value Fund	Total Market (Value)	14.66%

Market Indices
S&P 500 Index	Large Cap	8.63%
Dow Jones Industrial Average	Large Cap	6.70%
Russell 2000 Index	Small Cap	18.22%
NASDAQ Composite Index	U.S. Domestic	5.35%
Dow Jones World Stock Index	Major Countries	20.38%
Lehman Brothers Long Govt. Bond Index	Long Term Bonds	(5.54)%
Lehman Brothers Intermediate Govt. Bond Index	Intermediate Bonds	0.22%

ECONOMICS OVERVIEW

Good things come in small packages. When the Federal Reserve started moving interest rates higher by .25% increases in June of 2004, some economists bemoaned the failure before the effect was even realized. The Fed’s objective, to gradually slow the economy, is never going to be appreciated without some pain. It seems that those who watch the market most closely don’t trust free market adjustments that are orchestrated by our Federal Reserve. The fact that today we have enjoyed unprecedented growth in not only our economy but in practically all global free markets attests to these Fed actions. We must feel good with this pain. After two years of expected rising growth and inflation, the Federal Reserve appears to be closing in on a period where it may have done enough to stabilize and promote long term moderate growth.

The prices of commodities, in particular copper and gold, have started to retrace some of their dramatic rise. When commodity prices and home prices were going straight up, the pessimists said that was bad news. Now that these prices are going down, that’s bad news as well. It just shows that no one really likes for things to change. It also demonstrates that the market was right to warn us about bubbles in commodities and real estate. Whenever there is dramatic price appreciation or depreciation, we can be assured that there will be market volatility. Generally, we receive a market correction as a result of the pendulum swinging too far in one direction.

We would be far more concerned if commodity and home prices were still going straight up because we believe that whenever the market extends too much in one direction, the correction becomes so brutal that it undermines the long term benefits of being invested in the markets. The global boom is very real. It has been creating enormous and widespread prosperity, boosting the demand for consumer and capital goods, which requires a lot of commodities to manufacture. Prosperous people want to live in nice homes and naturally can pay more for them. Real estate prices have been soaring for years in the high net worth regions of the country without a crash. This is simply supply and demand.

In our view, while there are grounds for caution, investors may be getting too pessimistic, because we expect growth to remain solid this year. Based on Chairman Bernanke’s April 27th Congressional testimony and the statement accompanying the May 10th FOMC meeting, the Fed continues to expect economic growth to moderate “toward a more sustainable pace” as the year progresses. Apart from a slowdown in housing, the evidence to support that view thus far is spotty. The Fed seems to be relying on the cumulative lagged effects of its sixteen previous 25 basis-point rate hikes since June 2004, together with the dampening effects of $70 per-barrel oil prices and a continued cooling in the housing market to do the job.

STRATEGIES AFFECTING FISCAL YEAR 2006 RESULTS

There is really no reliable way to know at the beginning of a given time period the identity of the investment losers and winners at the end of the period. Superior investment performance can be identified as superior, by definition, only after it has occurred. During the fiscal year, our portfolios benefited from broad diversification of holdings. Each of our five funds is designed to capture the advantages of being diversified and invested in a particular category of the market. The Efficient Frontier is loaded with opportunities in growth, value, dividend and debt producing securities, and, of course, let’s not forget the core of the market represented in our Multiple Index Fund. Because of our broad diversification, no one position will sink the ship or send us to the stars. But a better way to look at it is that a portfolio of above average holdings has above average results. The most significant reason for our success is our structure. As a result of our intense quantitative and qualitative research, the larger part of our assets are invested in underlying funds and roughly one-third of our assets are invested directly in other securities. During this period, we were fortunate to have captured significant opportunities in securities that were selling at prices well below their true intrinsic value or future earnings prospects. Secondly, we were able to allocate fund assets among some of the most productive areas in our global marketplace. Double digit returns were achieved in our exchange traded and index fund operations in the European, Pacific Rim, and emerging markets. Finally, our selection process and the management of a team of institutional fund managers provided specialized expertise in each of the thirty developed markets that we include in our operations. Because uncertainty implies risk, ordinarily the best way of managing the problems encountered by all investors is to diversify portfolios broadly. That is, investors should diversify because they do not know what is going to happen to a particular stock (or a small group of stocks, or even an asset class) in the future. Perhaps the motto of a prudent investor should be, “I can not foretell the future—therefore I diversify.” In short, diversification is the antidote to uncertainty.

GOING FORWARD

We believe that the recent compression of market valuations that started at the end of our fiscal year, although unsettling to some, is probably a good sign of a healthy market ahead. In our view, companies with strong balance sheets, leading market positions, and excellent growth prospects are being valued in the market at earnings multiples similar to those of average companies. Similarly, in the credit markets, yields on lower quality bonds are at historically low premiums compared to high quality bonds. While we cannot predict the exact moment when these trends will change, we strongly believe that the market will recognize these differences in fundamentals by establishing premium market values for quality businesses, including many our holdings.

The level of diversification of securities, markets, and managers has been found to directly correlate to risk and return. It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management and thorough communication of both risks and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	Portfolio Manager
Chief Investment Officer
Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

	Shares	Value

COMMON STOCKS — 26.5%
Auto Parts & Accessories — 1.2%
Standard Motor Products, Inc.	35,000	$276,850

Banks — 5.5%
B B & T Corp.	9,000	374,130
Citi Group	9,000	443,700
J.P. Morgan Chase & Co.	11,000	469,040

		1,286,870

Basic Materials — 4.9%
DuPont (E.I.) de Nemours & Co.	9,000	382,770
Freeport-McMoRan Copper & Gold, Inc.	8,000	447,920
Quaker Chemical Corporation	18,000	308,160

		1,138,850

Diversified Technology — 1.6%
Honeywell International, Inc.	9,000	370,620

Heavy Machinery/Equipment — 1.8%
Deere & Company	5,000	428,000

Insurance — 1.8%
Cincinnati Financial Corporation	8,000	366,720

Machine Tool — 1.7%
The Stanley Works	8,000	388,400

Tobacco — 1.9%
Altria Group	6,000	434,100

Utilities — Electric — 2.6%
TransAlta Corp.	29,000	612,770

Utilities — Telecommunications — 3.5%
A T & T, Inc.	17,000	443,020
Philippine Long Distance Telephone	10,000	376,600

		819,620

Total Common Stocks (cost $6,015,179)		6,122,800

	Shares	Value

EXCHANGE TRADED FUNDS — 47.8%
Asia 50 ADR Index	6,000	$532,200
i Shares Cohen & Steers Realty Major	8,000	643,200
i Shares Dow Jones Select Dividend Index	16,000	1,009,600
i Shares Dow Jones U.S. Utilities Index	10,000	776,100
i Shares Lehman 7-10 Year Treasury Bond Fund	4,500	361,935
i Shares Lehman Aggregate Bond Fund	5,000	489,900
i Shares MSCI Brazil	18,000	662,580
i Shares MSCI Canada	23,500	571,050
i Shares MSCI Pacific Ex-Japan	4,500	481,050
i Shares MSCI Taiwan	35,000	450,450
i Shares Russell Midcap Value Index	3,500	461,405
i Shares S&P 100 Index	9,000	522,450
i Shares S&P 1500 Index	4,000	454,880
i Shares S&P Global Energy Sector	5,000	521,000
i Shares S&P Latin America 40	5,000	655,600
i Shares S&P Midcap 400	6,000	460,800
i Shares S&P SmallCap 600	7,500	466,125
i Shares S&P/TOPIX 150	5,000	607,050
PowerShares High Yield Equity Dividend Trust	63,000	921,690

Total Exchange Traded Funds (cost $8,987,544)		11,049,065

CLOSED END FUNDS — 2.9%
Latin American Discovery Fund	26,500	666,475

Total Closed End Funds (cost $311,228)		666,475

MUTUAL FUNDS — 19.7%
Balanced Funds — 4.0%
Alger Balanced Fund	45,285	918,825

Fixed Income Funds — 1.6%
Oppenheimer Strategic Income Fund	92,897	382,736

International Funds — 2.1%
T. Rowe Price International Growth & Income Fund	31,018	491,328

Large Cap Core Funds — 1.7%
Rydex Dynamic S&P 500 Fund	9,759	387,940

Multi Cap Growth Funds — 1.4%
Rydex Dynamic OTC Fund	16,609	325,364

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2006

	Shares	Value
Multi Cap Value Funds — 5.8%
Rydex Multi Cap Core Equity Fund	83,664	$1,346,988

Small Cap Core Funds — 1.6%
Rydex Russell 2000 Advantage Fund†	10,921	369,769

Real Estate Funds — 1.5%
CGM Realty Fund	11,819	351,499

Total Mutual Funds (cost $4,459,369)		4,574,449

MONEY MARKET FUNDS — 3.2%
Government Obligations Fund	732,564	732,564

Total Money Market Funds (cost $732,564)		732,564

Total Investments — 100.1% (cost $20,505,884*)		23,145,353

Liabilities in Excess of Other Assets — (0.1)%		(29,088)

Net Assets — 100.0%		$23,116,265

* Cost for Federal income tax purposes $20,526,906.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	2,988,756

Excess of tax cost over value	370,309

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

	Shares	Value
COMMON STOCKS — 26.5%
Aerospace/Defense — 0.8%
Esterline Technologies Corp.†	11,000	$451,110

Airlines — 1.0%
SkyWest, Inc.	25,000	580,750

Banks — 1.1%
PNC Financial Services Group	9,000	620,190

Beverages — 1.0%
Pepsico, Inc.	9,000	544,140

Communications — 2.1%
CommScope, Inc.	40,000	1,169,200

Computers — 3.4%
ANSYS, Inc.†	13,000	655,720
Digital River, Inc.†	16,000	703,360
Palm, Inc.†	34,000	560,320

		1,919,400

Diversified Technology — 0.9%
Technitrol, Inc.	22,000	502,040

Drugs — 2.1%
Alkermes, Inc.†	32,000	634,240
Endo Pharmaceuticals†	19,000	557,460

		1,191,700

Electronics — 1.2%
International Rectifier†	15,000	668,250

Industrial Services — 2.1%
CSG Systems International†	23,000	535,440
Verisign, Inc.†	28,000	628,600

		1,164,040

Insurance — 1.9%
ACE Ltd.	11,000	569,470
MetLife, Inc.	10,000	514,700

		1,084,170

Leisure/Toys/Recreation — 0.9%
THQ, Inc.†	21,000	489,930

Machine Tool — 1.1%
Actuant Corp.	11,000	649,330

Medical Instruments/Supplies — 1.2%
PolyMedica Corporation	18,000	691,020

	Shares	Value
Office Products/Services — 2.5%
j2 Global Communications, Inc.†	24,000	$637,440
WebEx Communications†	23,000	755,550

		1,392,990

Polution Control — 1.0%
Casella Waste Systems, Inc.†	38,000	592,800

Retailers — Specialty — 1.0%
Tractor Supply Co.†	10,000	556,100

Securities Brokers — 1.2%
Legg Mason, Inc.	7,000	671,510

Total Common Stocks (cost $12,509,508)		14,938,670

MUTUAL FUNDS — 71.6%
China Region Funds — 3.2%
Matthews China Fund	104,409	$1,829,251

Emerging Markets Funds — 6.4%
Eastern Europe Equity Fund†	66,298	1,662,758
Third Millennium Russia Fund†	35,659	1,917,387

		3,580,145

European Region Funds — 2.5%
Rydex Europe Advantage Fund	67,814	1,391,549

Global Funds — 1.8%
CSI Equity Fund	61,700	1,031,628

International Funds — 5.7%
Epoch International Small Cap Fund†	101,391	2,194,098
T. Rowe Price International Stock Fund	63,816	990,428

		3,184,526

Japanese Funds — 2.7%
Matthews Japan Fund	83,763	1,538,735

Large Cap Core Funds — 2.3%
Rydex Dynamic S&P 500 Fund	33,221	1,320,537

Large Cap Growth Funds — 3.1%
Alger Large Cap Growth Fund†	164,575	1,762,600

Latin American Funds — 1.9%
T. Rowe Price Latin America Fund	36,670	1,046,205

Mid Cap Growth Funds — 5.1%
Alger Mid Cap Growth Fund†	179,383	1,551,664
Rydex Mid Cap Growth Fund†	44,563	1,323,529

		2,875,193

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2006

	Shares	Value
Multi Cap Core Funds — 3.6%
Rydex Sector Rotation Fund†	151,503	$2,051,351

Multi Cap Growth Funds — 8.6%
Alger Capital Appreciation Fund†	189,728	1,895,385
Legg Mason Opportunity Trust Institutional†	90,195	1,556,768
Rydex Dynamic OTC Fund	70,854	1,388,028

		4,840,181

Pacific Region Funds — 7.4%
Matthews Korea Fund†	328,819	2,130,745
Matthews Pacific Tiger Fund	101,064	2,023,302

		4,154,047

Small Cap Core Funds — 8.0%
Rydex Russell 2000 Advantage Fund†	41,628	1,409,532
Satuit Capital Micro Fund†	63,178	1,581,358
Trendstar Small Cap Fund†	116,175	1,534,674

		4,525,564

Small Cap Growth Funds — 9.3%
Alger Small Cap Growth Fund†	352,972	2,107,240
Rydex Small Cap Growth Fund	42,633	1,317,562
Turner Small Cap Growth Fund†	65,349	1,809,523

		5,234,325

Total Mutual Funds (cost $32,764,016)		40,365,837

MONEY MARKET FUNDS — 2.1%
Government Obligations Fund	1,174,671	1,174,671

Total Money Market Funds (cost $1,174,671)		1,174,671

Total Investments — 100.2% (cost $46,448,195*)		56,479,178
Liabilities in Excess of Other Assets — (0.2)%		(135,374)

Net Assets — 100.0%		$56,343,804

* Cost for Federal income tax purposes $46,488,907.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	10,703,671

Excess of tax cost over value	713,400

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal/ Shares	Value
CORPORATE BONDS — 64.1%
Autos/Auto Parts & Accessories — 4.5%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$518,317

Banks/Savings & Loans — 8.7%
U S Bank NA, 5.7%, due 12/15/2008	500,000	502,202
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	490,643

		992,845

Computer/Hardware — 4.2%
IBM Corp., 4.25%, due 9/15/2009	500,000	482,620

Financial Services — 19.9%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	388,910
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	382,875
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	508,983
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	984,548

		2,265,316

Household Products — 4.3%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	488,945

Oil & Gas Exploration/Production — 4.5%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	519,500

Retail — Department Stores — 4.6%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	519,658

Securities Brokers — 13.4%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	514,997
Lehman Brothers, Inc., 7.375%, due 1/15/2007	500,000	505,230
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	505,521

		1,525,748

Total Corporate Bonds (cost $7,494,025)		7,312,949

	Principal/ Shares	Value

U.S. GOVERNMENT AGENCY NOTES — 8.6%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	$981,570

Total U.S. Government Agency Notes (cost $997,664)		981,570

CLOSED END FUNDS — 16.4%
Alliance World Dollar Government Fund II	16,000	196,000
BlackRock Core Bond Trust	13,000	161,850
Corporate High Yield	22,000	163,240
DWS Multi Market Income Trust	20,000	198,400
DWS Strategic Income Trust	13,000	180,440
Hartford Income Shares Fund, Inc.	25,000	193,250
Neuberger Berman Income Opportunity Fund	13,000	191,620
Pioneer High Income Trust	12,000	204,600
Preferred Income Strategies Fund	9,000	171,990
RMK Strategic Income Fund	12,000	203,880

Total Closed End Funds (cost $1,989,878)		1,865,270

EXCHANGE TRADED FUNDS — 8.1%
i Shares Lehman 1-3 Year Treasury Bond Fund	2,000	159,600
i Shares Lehman 2 Year Treasury Bond Fund	2,000	167,340
i Shares Lehman 7-10 Year Treasury Bond Fund	2,500	201,075
i Shares Lehman Aggregate Bond Fund	2,000	195,960
i Shares Lehman TIPS Bond Fund	2,000	199,520

Total Exchange Traded Funds (cost $975,983)		923,495

MONEY MARKET FUNDS — 1.9%
Government Obligations Fund	216,247	216,247

Total Money Market Funds (cost $216,247)		216,247

Total Investments — 99.1% (cost $11,673,797*)		11,299,531

Other Assets in Excess of Liabilities — 0.9%		105,687

Net Assets — 100.0%		$11,405,218

* Cost of Federal income tax purposes $11,673,797.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	7,499

Excess of tax cost over value	381,765

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

	Shares	Value
EXCHANGE TRADED FUNDS — 76.4%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,126,600
i Shares Dow Jones U.S. Financial Sector	18,000	1,882,620
i Shares Dow Jones U.S. Financial Services	10,000	1,193,300
i Shares Goldman Sachs Networking†	28,500	892,050
i Shares Goldman Sachs Software†	19,000	715,160
i Shares MSCI — Australia	47,000	977,600
i Shares MSCI — Austria	25,000	768,250
i Shares MSCI — Brazil	27,000	993,870
i Shares MSCI EAFE Index	29,000	1,895,150
i Shares MSCI Emerging Markets	35,000	3,279,500
i Shares MSCI — Japan	75,000	1,050,000
i Shares MSCI — Mexico	24,000	863,280
i Shares MSCI — Pacific Ex-Japan	9,000	962,100
i Shares MSCI — Singapore	118,000	1,012,440
i Shares MSCI — Spain	15,000	622,350
i Shares MSCI — Sweden	25,000	633,250
i Shares MSCI — Taiwan	61,000	785,070
i Shares MSCI — United Kingdom	27,000	563,760
SPDR — Financial Select Sector	35,000	1,143,800
SPDR — Materials Select Sector	35,000	1,125,250
SPDR — Utilities Select Sector	55,000	1,750,650

Total Exchange Traded Funds (cost $20,285,922)		24,236,050

CLOSED END FUNDS — 10.0%
Chile Fund, Inc.	35,000	563,850
Japan Smaller Capitalization Fund, Inc.	92,000	1,405,760
Mexico Equity and Income Fund, Inc.	30,000	564,600
Mexico Fund, Inc.	22,000	650,100

Total Closed End Funds (cost $3,164,627)		3,184,310

	Shares	Value
MUTUAL FUNDS — 10.8%
Large Cap Core Funds — 3.1%
Rydex Dynamic S&P 500 Fund	24,924	$990,713

Multi Cap Growth Funds — 2.9%
Rydex Dynamic OTC Fund	46,523	911,382

Multi Cap Value Funds — 1.4%
Rydex Multi Cap Core Equity Fund	28,201	454,042

Small Cap Core Funds — 3.4%
Rydex Russell 2000 Advantage Fund†	31,371	1,062,215

Total Mutual Funds (cost $3,517,835)		3,418,352

MONEY MARKET FUNDS — 3.0%
Government Obligations Fund	942,309	942,309

Total Money Market Funds (cost $942,309)		942,309

Total Investments — 100.2% (cost $27,910,693*)		31,781,021
Liabilities in Excess of Other Assets — (0.2)%		(64,756)

Net Assets — 100.0%		$31,716,265

* Cost for Federal income tax purposes $27,944,229.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	4,186,893

Excess of tax cost over value	350,101

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2006 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2006

	Shares	Value
COMMON STOCKS — 68.7%
Aerospace/Defense — 2.4%
Boeing Company	10,000	$832,500

Banks — 2.3%
Wachovia Corp.	15,000	802,500

Basic Materials — 6.3%
Olin Corporation	41,000	726,110
Ryerson, Inc.	29,000	756,900
Steel Technologies, Inc.	38,000	712,880

		2,195,890

Casinos — 2.3%
Kerzner International Ltd.†	10,000	792,900

Coal Producers — 2.6%
Westmoreland Coal Co.†	32,000	924,480

Communications — 2.1%
Commonwealth Telephone Enterprises, Inc.	22,000	727,100

Computers — 4.5%
Computer Sciences Corporation†	13,000	731,250
Ingram Micro, Inc.†	49,000	845,740

		1,576,990

Diversified Technology — 2.1%
Photronics, Inc.†	44,000	742,280

Drug Stores — 2.1%
CVS Corp.	26,000	725,400

Electrical Equipment — 2.2%
Belden CDT, Inc.	24,000	763,920

Energy — Service & Equipment — 4.6%
Headwaters, Inc.†	26,000	713,700
Magellan Midstream Partners, L.P.	26,000	900,640

		1,614,340

Energy — Oil & Gas — 6.6%
Kerr McGee Corp.	7,000	747,950
Marathon Oil Corp.	10,000	750,500
Tidewater, Inc.	16,000	811,520

		2,309,970

Heavy Machinery/Equipment — 2.2%
Cummins, Inc.	7,000	771,470

	Shares	Value
Hotel/Motel — 2.5%
Equity Inns, Inc.	58,000	$896,100

Insurance — 2.3%
American National Insurance	7,000	812,350

Marine Transportation/Repair — 2.6%
OMI Corporation	49,000	913,360

Packaging/Containers — 2.7%
Silgan Holdings, Inc.	25,000	934,750

Railroads — 2.6%
Norfolk Southern Corp.	17,000	896,920

Savings & Loans/Thrifts — 2.0%
TD Banknorth, Inc.	25,000	716,000

Securities Brokers — 5.1%
Legg Mason Inc.	9,000	863,370
Lehman Brothers Holdings Inc.	14,000	932,540

		1,795,910

Tobacco — 2.2%
Reynolds American, Inc.	7,000	769,580

Transportation — Equipment/Leasing — 2.2%
CIT Group, Inc.	15,000	771,000

Trucking Lines — 2.2%
Arkansas Best Corp.	19,000	782,990

Total Common Stocks (cost $19,204,137)		24,068,700

EXCHANGE TRADED FUNDS — 11.2%
i Shares MSCI — Brazil	20,000	736,200
i Shares MSCI EAFE Index	13,000	849,550
i Shares MSCI — Japan	58,000	812,000
i Shares MSCI — Pacific Ex-Japan	7,000	748,300
i Shares S&P Latin America 40	6,000	786,720

Total Exchange Traded Funds (cost $4,019,469)		3,932,770

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2006

	Shares	Value

MUTUAL FUNDS — 18.9%
International Small/Mid Cap Core Funds — 2.2%
Oalmark International Small Cap Fund	34,188	$764,786

Large Cap Core Funds — 3.4%
Rydex Dynamic S&P 500 Fund	30,226	1,201,492

Large Cap Value Funds — 2.2%
Rydex Large Cap Value Fund	26,485	778,686

Mid Cap Value Funds — 2.2%
Rydex Mid Cap Value Fund	24,638	772,142

Multi Cap Growth Funds — 3.0%
Rydex Dynamic OTC Fund	52,999	1,038,241

Small Cap Core Funds — 3.3%
Rydex Russell 2000 Advantage Fund	34,111	1,154,996

Small Cap Value Funds — 2.6%
Rydex Small Cap Value Fund	29,517	927,414

Total Mutual Funds (cost $6,875,324)		6,637,757

MONEY MARKET FUNDS — 1.3%
Government Obligations Fund	440,685	440,685

Total Money Market Funds (cost $440,685)		440,685

Total Investments — 100.1% (cost $30,539,615*)		35,079,912

Liabilities in Excess of Other Assets — (0.1)%		(37,844)

Net Assets — 100.0%		$35,042,068

* Cost for Federal income tax purposes $30,577,237.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	5,412,123

Excess of tax cost over value	909,448

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2006

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $20,505,884; $46,448,195; $11,673,797; $27,910,693; and $30,539,615, respectively)	$23,145,353	$56,479,178	$11,299,531	$31,781,021	$35,079,912
Dividends and interest receivable	18,767	4,751	128,689	3,087	42,038
Receivable for shareholder purchases	3,080		2,500
Other assets	5,355	13,215	3,032	7,412	8,423

Total assets	23,172,555	56,497,144	11,433,752	31,791,520	35,130,373

Liabilities
Payable for shareholder redemptions	4,133	4,200			2,000
Accrued distribution fees	14,097	45,989	9,266	24,559	24,910
Accrued advisory fees	12,159	50,048	3,879	19,750	27,863
Accrued accounting service fees	3,536	3,417	3,014	3,199	3,227
Other accrued expenses	22,365	49,686	12,375	27,747	30,305

Total liabilities	56,290	153,340	28,534	75,255	88,305

Net assets	$23,116,265	$56,343,804	$11,405,218	$31,716,265	$35,042,068

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized) (Note 6)
Advisor Class	129,251	325,303	49,763	271,741	204,633

Class C	631,145	4,054,304	1,092,662	1,961,911	1,886,343

Class D	491,473

Net asset value and offering price per share outstanding
Advisor Class	$18.68	$13.10	$10.13	$14.45	$17.06

Class C	$18.35	$12.85	$9.98	$14.16	$16.73

Class D	$18.55

Net assets consist of
Paid-in capital	$20,304,589	$42,393,387	$12,235,889	$26,856,162	$25,261,972
Accumulated net investment income (loss)	174,624		128,209
Accumulated net realized gain (loss) from security transactions	(2,417)	3,919,434	(584,614)	989,775	5,239,799
Unrealized appreciation (depreciation) on investments	2,639,469	10,030,983	(374,266)	3,870,328	4,540,297

Net assets applicable to outstanding shares of beneficial interest	$23,116,265	$56,343,804	$11,405,218	$31,716,265	$35,042,068

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Year Ended May 31, 2006

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$645,363	$465,182	$265,769	$555,092	$421,805
Interest	30,862	39,276	401,215	29,870	36,851

Total income	676,225	504,458	666,984	584,962	458,656

Expenses
Investment advisory fees	134,876	561,132	50,904	218,568	315,812
Distribution fees:
Class C	98,892	519,915	121,402	268,071	285,097
Class D	51,637
Accounting service fees	42,248	40,611	36,273	38,122	38,509
Transfer agent fees	65,255	38,554	51,180	46,277	43,231
Custodial fees	12,935	31,916	8,171	17,451	20,463
Professional fees	39,634	101,172	21,531	55,373	61,952
Registration fees	22,921	21,961	23,874	26,664	23,327
Trustee fees	2,512	20,092	2,512	2,512	2,512
Insurance	14,220	36,001	9,367	18,783	21,939
Shareholder reports	5,169	12,893	2,882	5,601	6,435
Miscellaneous	11,302	24,562	10,643	12,912	17,057

Total operating expenses	501,601	1,408,809	338,739	710,334	836,334

Net investment income (loss)	174,624	(904,351)	328,245	(125,372)	(377,678)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(270,724)	6,681,384	(181,260)	3,812,198	8,860,277
Capital gain distributions from mutual funds	273,778	697,780		257,738
Change in unrealized appreciation on investments	1,713,256	729,585	(332,573)	986,764	(4,171,634)

Net realized and unrealized gain (loss) on investments	1,716,310	8,108,749	(513,833)	5,056,700	4,688,643

Net increase (decrease) in net assets resulting from operations	$1,890,934	$7,204,398	$(185,588)	$4,931,328	$4,310,965

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2006

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$174,624	$(904,351)	$328,245	$(125,372)	$(377,678)
Net realized gain (loss) from security transactions	(270,724)	6,681,384	(181,260)	3,812,198	8,860,277
Capital gain distributions from mutual funds	273,778	697,780		257,738
Net change in unrealized appreciation on investments	1,713,256	729,585	(332,573)	986,764	(4,171,634)

Increase (decrease) in net assets resulting from operations	1,890,934	7,204,398	(185,588)	4,931,328	4,310,965

Distributions
From net investment income:
Advisor Class			(18,753)
Class C			(353,872)

			(372,625)

From net realized gain on security transactions:
Advisor Class	(184,639)			(210,980)	(390,689)
Class C	(911,791)			(1,294,095)	(3,531,982)
Class D	(765,334)

	(1,861,764)			(1,505,075)	(3,922,671)

Change in net assets from Fund share transactions:
Advisor Class	429,671	155,617	(8,863,739)	(15,741,446)	711,916
Class C	5,274,772	(3,604,192)	6,859,362	16,131,077	2,237,970
Class D	(3,945,992)

Increase (decrease) in net assets resulting from capital share transactions	1,758,451	(3,448,575)	(2,004,377)	389,631	2,949,886

Total increase (decrease) in net assets	1,787,621	3,755,823	(2,562,590)	3,815,884	3,338,180
Net assets
Beginning of year	21,328,644	52,587,981	13,967,808	27,900,381	31,703,888

End of year	$23,116,265	$56,343,804	$11,405,218	$31,716,265	$35,042,068

Undistributed net investment income	$174,624	—	$128,209	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2005

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$(17,813)	$(1,063,005)	$266,949	$(224,122)	$(594,763)
Net realized gain (loss) from security transactions	3,092,784	3,486,458	(415,825)	571,743	940,653
Capital gain distributions from mutual funds	161,967	699,714	12,471	16,681
Net change in unrealized appreciation on investments	(853,874)	1,483,651	88,631	1,656,925	3,386,124

Increase (decrease) in net assets resulting from operations	2,383,064	4,606,818	(47,774)	2,021,227	3,732,014

Distributions
From net investment income:
Advisor Class	(2,861)		(104,461)
Class C	(21,810)		(26,585)
Class D	(42,901)

	(67,572)		(131,046)

From net realized gain on security transactions:
Advisor Class	(668)				(28,797)
Class C	(7,973)				(651,120)
Class D	(21,688)

	(30,329)				(679,917)

Change in net assets from Fund share transactions:
Advisor Class	1,875,492	3,295,243	(6,652,534)	(4,725,264)	2,532,099
Class C	6,046,637	(5,768,281)	4,705,052	8,303,460	(66,142)
Class D	(7,921,150)

Increase (decrease) in net assets resulting from capital share transactions	979	(2,473,038)	(1,947,482)	3,578,196	2,465,957

Total increase (decrease) in net assets	2,286,142	2,133,780	(2,126,302)	5,599,423	5,518,054
Net assets
Beginning of year	19,042,502	50,454,201	16,094,110	22,300,958	26,185,834

End of year	$21,328,644	$52,587,981	$13,967,808	$27,900,381	$31,703,888

Undistributed net investment income	—	—	$172,589	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (1)
	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005(2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.53	$16.78

Income from investment operations
Net investment income	0.28	0.08
Net realized and unrealized gain on investments	1.49	1.81

Total income from investment operations	1.77	1.89

Distributions
From net investment income		(0.11)
From net realized gain on security transactions	(1.62)	(0.03)

Total distributions	(1.62)	(0.14)

Net asset value, end of year/period	$18.68	$18.53

Total return	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,414	$1,966
Ratio of expenses to average net assets	1.56%	1.72	% (3)
Ratio of net investment income to average net assets	1.45%	0.49	% (3)
Portfolio turnover rate	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.41	$16.78

Income from investment operations
Net investment income (loss)	0.08	(0.08)
Net realized and unrealized gain on investments	1.48	1.81

Total income from investment operations	1.56	1.73

Distributions
From net investment income		(0.07)
From net realized gain on security transactions	(1.62)	(0.03)

Total distributions	(1.62)	(0.10)

Net asset value, end of year/period	$18.35	$18.41

Total return	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,585	$6,437
Ratio of expenses to average net assets	2.56%	2.72	% (3)
Ratio of net investment income (loss) to average net assets	0.45%	(0.50	)% (3)
Portfolio turnover rate	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Years Ended May 31,
	2006(1)	2005 (1)	2004		2003		2002
For a share outstanding throughout each year
Net asset value, beginning of year	$18.51	$16.45	$13.98		$15.31		$16.54

Income from investment operations
Net investment income (loss)	0.18		0.14		0.01		(0.13)
Net realized and unrealized gain (loss) on investments	1.48	2.14	2.45		(1.34)		(1.07)

Total income (loss) from investment operations	1.66	2.14	2.59		(1.33)		(1.20)

Distributions
From net investment income		(0.05)	(0.12)				(0.01)
From net realized gain on security transactions	(1.62)	(0.03)					(0.02)

Total distributions	(1.62)	(0.08)	(0.12)				(0.03)

Net asset value, end of year	$18.55	$18.51	$16.45		$13.98		$15.31

Total return	9.18%	13.01%	18.51%		(8.69)%		(7.30)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,117	$12,926	$19,043		$11,373		$10,467
Ratio of expenses to average net assets	2.06%	2.22%	2.08	% (2)	2.17	% (2)	2.13	% (2)
Ratio of net investment income (loss) to average net assets	0.95%	(0.01)%	0.89%		0.03%		(0.97)%
Portfolio turnover rate	100%	178%	113%		100%		30%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.09%, 2.28%, and 2.24%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (1)
	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005(2)

For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.38	$10.62

Income from investment operations
Net investment loss	(0.09)	(0.13)
Net realized and unrealized gain on investments	1.81	0.89

Total income from investment operations	1.72	0.76

Net asset value, end of year/period	$13.10	$11.38

Total return	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,262	$3,546
Ratio of expenses to average net assets	1.58%	1.72	% (3)(4)
Ratio of net investment loss to average net assets	(0.68)%	(1.12	)% (4)
Portfolio turnover rate	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Years Ended May 31,
	2006 (1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year
Net asset value, beginning of year	$11.27	$10.30		$8.29		$8.99		$11.56

Income from investment operations
Net investment loss	(0.21)	(0.23)		(0.23)		(0.19)		(0.20)
Net realized and unrealized gain (loss) on investments	1.79	1.20		2.24		(0.51)		(1.83)

Total income (loss) from investment operations	1.58	0.97		2.01		(0.70)		(2.03)

Distributions
From net realized gain on security transactions								(0.54)

Total distributions								(0.54)

Net asset value, end of year	$12.85	$11.27		$10.30		$8.29		$8.99

Total return	14.02%	9.42%		24.25%		(7.79)%		(17.94)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,082	$49,042		$50,454		$39,108		$47,254
Ratio of expenses to average net assets	2.58%	2.72	% (2)	2.85	% (2)	2.94	% (2)	2.76%
Ratio of net investment loss to average net assets	(1.68)%	(2.12)%		(2.33)%		(2.41)%		(1.93)%
Portfolio turnover rate	143%	131%		117%		97%		57%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%, 2.89%, and 2.98%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares
	For the Years Ended May 31,
	2006	2005 (1)		2004		2003		2002
For a share outstanding throughout each year
Net asset value, beginning of year	$10.53	$10.63		$10.91		$10.49		$10.58

Income from investment operations
Net investment income	0.43	0.20		0.06		0.16		0.34
Net realized and unrealized gain (loss) on investments	(0.46)	(0.20)		(0.15)		0.46		0.04

Total income (loss) from investment operations	(0.03)	—		(0.09)		0.62		0.38

Distributions
From net investment income	(0.37)	(0.10)		(0.06)		(0.20)		(0.47)
From net realized gain on security transactions				(0.13)

Total distributions	(0.37)	(0.10)		(0.19)		(0.20)		(0.47)

Net asset value, end of year	$10.13	$10.53		$10.63		$10.91		$10.49

Total return	(0.24)%	0.06%		(0.88)%		5.90%		3.67%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$504	$9,334		$16,094		$16,131		$9,342
Ratio of expenses to average net assets	1.71%	1.37	% (2)	0.84	% (2)	0.86	% (2)	0.85	% (2)
Ratio of net investment income to average net assets	3.54%	1.92%		0.48%		1.59%		3.45%
Portfolio turnover rate	38%	189%		115%		77%		227%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%, 1.29%, 1.27%, and 1.37%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (1)(2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.43	$10.62

Income from investment operations
Net investment income	0.29	0.07
Net realized and unrealized loss on investments	(0.43)	(0.19)

Total income (loss) from investment operations	(0.14)	(0.12)

Distributions
From net investment income	(0.31)	(0.07)

Total distributions	(0.31)	(0.07)

Net asset value, end of year/period	$9.98	$10.43

Total return	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,901	$4,634
Ratio of expenses to average net assets	2.71%	2.37	% (3)(4)
Ratio of net investment income to average net assets	2.54%	0.92	% (4)
Portfolio turnover rate	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares
	For the Years Ended May 31,
	2006(1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year
Net asset value, beginning of year	$12.76	$11.80		$9.45		$10.09		$12.14

Income from investment operations
Net investment income (loss)	0.06	(0.08)		(0.04)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	2.32	1.04		2.39		(0.61)		(2.00)

Total income (loss) from investment operations	2.38	0.96		2.35		(0.64)		(2.05)

Distributions
From net realized gain on security transactions	(0.69)

Total distributions	(0.69)

Net asset value, end of year	$14.45	$12.76		$11.80		$9.45		$10.09

Total return	18.83%	8.14%		24.87%		(6.34)%		(16.89)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,926	$18,907		$22,301		$13,317		$13,936
Ratio of expenses to average net assets	1.42%	1.58	% (2)	1.25	% (2)	1.22	% (2)	1.25	% (2)
Ratio of net investment income (loss) to average net assets	0.46%	(0.68)%		(0.37)%		(0.40)%		(0.54)%
Portfolio turnover rate	197%	165%		137%		31%		43%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%, 1.60%, 1.77%, and 1.57%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Year Ended May. 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.65	$12.15

Income from investment operations
Net investment loss	(0.08)	(0.20)
Net realized and unrealized gain on investments	2.28	0.70

Total income from investment operations	2.20	0.50

Distributions
From net realized gain on security transactions	(0.69)

Total distributions	(0.69

Net asset value, end of year/period	$14.16	$12.65

Total return	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,790	$8,993
Ratio of expenses to average net assets	2.42%	2.58	% (3)(4)
Ratio of net investment loss to average net assets	(0.54)%	(1.68	)% (4)
Portfolio turnover rate	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (1)
	For the Year Ended May 31, 2006	For the Period Ended May 31, 2005 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.70	$15.57

Income from investment operations
Net investment loss	(0.05)	(0.19)
Net realized and unrealized gain on investments	2.50	1.69

Total income from investment operations	2.45	1.50

Distributions
From net realized gain on security transactions	(2.09)	(0.37)

Total distributions	(2.09)	(0.37)

Net asset value, end of year/period	$17.06	$16.70

Total return	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,492	$2,727
Ratio of operating expenses to average net assets	1.57%	1.76	% (3)(5)
Ratio of total expenses to average net assets	1.57%	2.62	% (4)(5)
Ratio of net investment loss to average net assets	(0.28)%	(1.16	)% (5)
Portfolio turnover rate	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Years Ended May 31,
	2006 (1)	2005 (1)		2004		2003		2002
For a share outstanding throughout each year
Net asset value, beginning of year	$16.56	$14.96		$11.76		$12.92		$17.44

Income from investment operations
Net investment loss	(0.21)	(0.35)		(0.25)		(0.18)		(0.33)
Net realized and unrealized gain on investments	2.47	2.32		3.45		(0.98)		(4.19)

Total income (loss) from investment operations	2.26	1.97		3.20		(1.16)		(4.52)

Distributions
From net realized gain on security transactions	(2.09)	(0.37)

Total distributions	(2.09)	(0.37)

Net asset value, end of year	$16.73	$16.56		$14.96		$11.76		$12.92

Total return	13.60%	13.05%		27.21%		(8.98)%		(25.92)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,550	$28,977		$26,186		$16,219		$16,171
Ratio of operating expenses to average net assets	2.47%	2.66	% (2)	2.59	% (2)	2.57	% (2)	2.59%
Ratio of total expenses to average net assets	2.47%	3.52	% (3)	3.40	% (3)	3.50	% (3)	3.73%
Ratio of net investment loss to average net assets	(1.18)%	(2.06)%		(1.93)%		(1.79)%		(2.37)%
Portfolio turnover rate	191%	113%		70%		117%		73%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%, 2.68%, and 2.84%, respectively.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%, 3.49%, and 3.77%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

May 31, 2006

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Class C and Advisor Class shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended May 31, 2006, the Advisor received $42,248, $40,611, $36,273, $38,122, and $38,509 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for Class C and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

5.	Investment Activity

For the year ended May 31, 2006, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$22,066,769	$21,445,079	$—	$—
Growth Fund	78,264,232	82,272,502	—	—
Income Fund	4,774,297	4,275,012	1,000,784	—
Multiple Index Fund	59,758,734	61,227,086	—	—
Value Fund	65,796,389	69,665,221	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the year ended May 31, 2006 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Advisor Class	$332,319	184,639	$(87,287)	$429,671	17,557	10,117	(4,478)	23,196
Class C	5,527,101	792,292	(1,044,621)	5,274,772	292,828	43,992	(55,221)	281,599
Class D	212,473	694,265	(4,852,730)	(3,945,992)	11,218	38,230	(256,421)	(206,973)

Growth Fund:
Advisor Class	361,599		(205,982)	155,617	29,584		(15,891)	13,693
Class C	3,514,821		(7,119,013)	(3,604,192)	278,631		(575,123)	(296,492)

Income Fund:
Advisor Class	106,252	18,753	(8,988,744)	(8,863,739)	10,085	1,839	(848,217)	(836,293)
Class C	10,932,587	347,894	(4,421,119)	6,859,362	1,045,596	34,850	(432,027)	648,419

Multiple Index Fund:
Advisor Class	489,944	210,980	(16,442,370)	(15,741,446)	35,765	15,167	(1,261,031)	(1,210,099)
Class C	18,124,946	1,143,252	(3,137,121)	16,131,077	1,392,339	83,510	(224,597)	1,251,252

Value Fund:
Advisor Class	583,798	390,259	(262,141)	711,916	33,102	22,862	(14,593)	41,371
Class C	3,051,884	3,180,459	(3,994,373)	2,237,970	172,164	189,426	(225,361)	136,229

At May 31, 2006, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Advisor Class	$2,414,355	$4,261,725	$504,030	$3,926,404	$3,491,956
Class C	11,584,459	52,082,079	10,901,188	27,789,861	31,550,112
Class D	9,117,451	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2005 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Advisor Class	$1,998,455	3,530	$(126,493)	$1,875,492	112,851	190	(6,986)	106,055
Class C	7,504,099	26,331	(1,483,793)	6,046,637	438,328	1,418	(90,200)	349,546
Class D	1,589,802	55,447	(9,566,399)	(7,921,150)	93,016	2,976	(555,254)	(459,262)

Growth Fund:
Advisor Class	3,469,934		(174,691)	3,295,243	327,433		(15,823)	311,610
Class C	6,354,077		(12,122,358)	(5,768,281)	606,291		(1,155,865)	(549,574)

Income Fund:
Advisor Class	1,236,297	102,355	(7,991,186)	(6,652,534)	114,916	9,666	(753,115)	(628,533)
Class C	5,361,694	24,251	(680,893)	4,705,052	507,080	2,305	(65,142)	444,243

Multiple Index Fund:
Advisor Class	4,690,570		(9,415,834)	(4,725,264)	385,347		(793,517)	(408,170)
Class C	9,128,474		(825,014)	8,303,460	780,005		(69,346)	710,659

Value Fund:
Advisor Class	2,678,430	28,721	(175,052)	2,532,099	172,453	1,652	(10,843)	163,262
Class C	6,431,403	590,655	(7,088,200)	(66,142)	422,165	34,142	(457,120)	(813)

At May 31, 2005, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Advisor Class	$1,965,480	$3,546,361	$9,333,680	$18,907,531	$2,727,227
Class C	6,436,758	49,041,620	4,634,128	8,992,850	28,976,661
Class D	12,926,406	—	—	—	—

7.	Capital Loss Carryovers

At May 31, 2006, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	—	—
Growth Fund	—	—
Income Fund	$124,619	2012
	423,420	2013
Multiple Index Fund	—	—
Value Fund	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers, continued

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2006 and 2005 were as follows:

	2006
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	928,631	933,133	—	1,861,764
Growth Fund	—	—	—	—
Income Fund	372,625	—	—	372,625
Multiple Index Fund	—	1,505,075	—	1,505,075
Value Fund	769,950	3,152,721	—	3,922,671

	2005
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$97,901	$—	$—	$97,901
Growth Fund	—	—	—	—
Income Fund	131,046	—	—	131,046
Multiple Index Fund	—	—	—	—
Value Fund	—	679,917	—	679,917

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax-basis components of distributable earnings at May 31, 2006 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss	Paid-In Capital	Net Assets
Capital Income Fund	174,624	18,605	2,618,447	—	—	20,304,589	23,116,265
Growth Fund	—	3,960,146	9,990,271	—	—	42,393,387	56,343,804
Income Fund	128,209	—	(374,266)	(548,039)	(36,575)	12,235,889	11,405,218
Multiple Index Fund	—	1,023,311	3,836,792	—	—	26,856,162	31,716,265
Value Fund	—	5,277,421	4,502,675	—	—	25,261,972	35,042,068

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on cash sales.

At May 31, 2006, the Income Fund had deferred capital losses occurring subsequent to October 31, 2005. For tax purposes, such losses will be deferred until the year ending May 31, 2007.

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended May 31, 2006, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Accumulated net investment income	—	904,351	—	125,372	377,678
Accumulated net realized gain	—	—	—	(105,706)	(382,980)
Paid-in-capital	—	(904,351)	—	(19,666)	5,302

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities of American Pension Investors Trust (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund and API Efficient Frontier Value Fund, collectively referred to as the “Funds”), including the schedule of investments, as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended May 31, 2004 were audited by other auditors whose report dated June 23, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of May 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania

June 9, 2006

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [December 1, 2005 to May 31, 2006].

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 5/31/2006	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Advisor Class				1.56%
Actual	$1,000.00	$1,032.10	$7.90
Hypothetical (5% return before expenses)	1,000.00	1,017.15	7.85
Class C				2.56%
Actual	1,000.00	1,026.90	12.94
Hypothetical (5% return before expenses)	1,000.00	1,012.17	12.84
Class D				2.06%
Actual	1,000.00	1,029.50	10.42
Hypothetical (5% return before expenses)	1,000.00	1,014.66	10.35

Growth Fund
Advisor Class				1.58%
Actual	1,000.00	1,043.00	8.05
Hypothetical (5% return before expenses)	1,000.00	1,017.05	7.95
Class C				2.58%
Actual	1,000.00	1,038.00	13.11
Hypothetical (5% return before expenses)	1,000.00	1,012.07	12.94

Income Fund
Advisor Class				1.71%
Actual	1,000.00	1,006.20	8.55
Hypothetical (5% return before expenses)	1,000.00	1,016.40	8.60
Class C				2.71%
Actual	1,000.00	1,000.80	13.52
Hypothetical (5% return before expenses)	1,000.00	1,011.42	13.59

Multiple Index Fund
Advisor Class				1.42%
Actual	1,000.00	1,058.80	7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.14
Class C				2.42%
Actual	1,000.00	1,051.40	12.38
Hypothetical (5% return before expenses)	1,000.00	1,012.86	12.14

Value Fund
Advisor Class				1.57%
Actual	1,000.00	1,011.50	7.87
Hypothetical (5% return before expenses)	1,000.00	1,017.10	7.90
Class C				2.47%
Actual	1,000.00	1,006.00	12.35
Hypothetical (5% return before expenses)	1,000.00	1,012.62	12.39

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (182) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 55	President and Trustee	Since 1985	All (consisting of five portfolios)

President and Director, Yorktown

Management & Research Company, Inc.;

President and Director, Yorktown Distributors, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate). He is the brother of Louis B. Basten III.

Louis B. Basten III Age 63	Secretary/ Treasurer and Trustee	Since 1993	All (consisting of five portfolios)	Secretary/Treasurer and Director, Yorktown Management & Research Company, Inc.; Secretary/Treasurer and Director, Yorktown Distributors, Inc.; President, Mid-State Insurance; Secretary/Treasurer, The Travel Center of Virginia, Inc.; Managing Partner, The Rivermont Company (real estate). He is the brother of David D. Basten.

Mark A. Borel Age 54	Trustee	Since 1985	All (consisting of five portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); President, Borel Associates (real estate); Partner, James Riviera, LLC (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, Garbo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Schmokies (restaurant); Partner, Neighbors Place Café (restaurant); Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, New London Development Company (real estate); Partner, City Place Commercial (commercial real estate); (electrical contractor); Partner, HAB, L.L.C. Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, FATBO, LLC (shoe manufacturing)

Stephen B. Cox Age 58	Trustee	Since 1995	All (consisting of five portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 50	Trustee	Since 1995	All (consisting of five portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 53	Trustee	Since 1988	All (consisting of five portfolios)	Vice President of Operations, C.B. Fleet Company, Inc. (pharmaceuticals); prior to January 2003, he was Director of Operations at the same company.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at (800) 544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fee: The aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $57,500 and $60,500, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,500 and $13,000, respectively .

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2005 and May 31, 2006 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2005 and May 31, 2006 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $12,500 and $13,000, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: August 4, 2006	/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 4, 2006	/s/ David D. Basten
David D. Basten President

Date: August 4, 2006	/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer